CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating expenses:
General and administrative	$ (12,143)	$ (12,244)	$ (11,480)
Loss from operations	(10,874)	(5,706)	(28,621)
Other income:
Interest income	(165)	234	673
Gain on disposal of marketable equity securities			1,517
Gain on disposal of a subsidiary	6	1,472
Others, net	369	169	492
Loss before income taxes and equity in loss of an equity investee	(9,429)	(3,850)	(24,261)
Income tax expense	(692)	(210)	861
Share of net loss of subsidiaries	331	6,637	11,918
Net loss	(8,749)	(7,256)	(40,118)
Other comprehensive income/(loss):
Reclassification of foreign currency translation adjustment into earnings due to disposal of a subsidiary, net of taxes		(1,468)
Reclassification of unrealized gain on marketable equity securities into earnings			(1,517)
Total other comprehensive income/(loss)	542	(1,530)	1,941
Comprehensive loss	(8,207)	(8,786)	(38,177)
The company
Operating expenses:
General and administrative	(1,376)	(1,638)	(1,815)
Loss from operations	(1,376)	(1,638)	(1,815)
Other income:
Interest income	(5)	1
Interest expense		(12)
Gain on disposal of marketable equity securities			1,517
Gain on disposal of a subsidiary		1,133
Others, net	159	159	159
Loss before income taxes and equity in loss of an equity investee	(1,222)	(357)	(139)
Income tax expense		(41)
Loss before share of net loss of subsidiaries	(1,222)	(398)	(139)
Share of net loss of subsidiaries	(7,196)	(221)	(28,061)
Net loss	(8,418)	(619)	(28,200)
Loss attributable to ordinary shareholders	(8,418)	(619)	(28,200)
Other comprehensive income/(loss):
Foreign currency translation adjustment	(7)	12	1,835
Reclassification of foreign currency translation adjustment into earnings due to disposal of a subsidiary, net of taxes		(1,468)
Unrealized gain on marketable equity securities			149
Reclassification of unrealized gain on marketable equity securities into earnings			(1,517)
Total other comprehensive income/(loss)	(7)	(1,456)	467
Comprehensive loss	$ (8,425)	$ (2,075)	$ (27,733)